Finance income and finance costs - Summary of finance income and finance costs (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Material Income And Expense [Abstract]
Premium charges for redemption of bonds	$ 238	$ 441
Unamortized Debt Issuance Costs and Fees	14	42
Fair value hedge adjustment	$ 4	$ (159)